BUSINESS COMBINATIONS	12 Months Ended
Dec. 28, 2013
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS
C	BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2013 and 2012, which were accounted for using the purchase method (in thousands).  No business combinations were completed in fiscal 2011.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
SE Panel and Lumber Supply, LLC (“SE Panel”)	November 8, 2013	$2,181 (asset purchase)	$-	$2,181	Eastern Division
A distributor of Olympic Panel overlay concrete forming panels and commodity lumber products to the concrete forming and construction industries.  Facility is located in South Daytona, FL.  SE Panel had annual sales of $5.4 million.

Premier Laminating Services, Inc. (“Premier Laminating”)	May 31, 2013	$696 (asset purchase)	$250	$446	Western Division	A business specialized in environmentally sustainable laminated wooden products. Facility is located in Perris, CA. Premier Laminating had annual sales of $6.2 million.
Millry Mill Company, Inc. (“Millry”)	February 28, 2013	$2,323 (asset purchase)	$50	$2,273	Eastern Division	A highly specialized export mill that produces rough dimension boards and lumber. Facility is located in Millry, AL. Millry had annual sales of $4.7 million.
Custom Caseworks, Inc. (“Custom Caseworks”)	December 31, 2012	$6,278 (asset purchase)	$2,000	$4,278	Western Division	A high-precision business-to-business manufacturer of engineered wood products in many commercial markets. Facility is located in Sauk Rapids, MN. Custom Caseworks had annual sales of $7 million.
Nepa Pallet and Container Co., Inc. (“Nepa”)	November 5, 2012	$16,175 (asset purchase)	$1,350	$14,825	Western Division	Manufactures pallets, containers and bins for agricultural and industrial customers. Facilities are located in Snohomish, Yakima and Wenatchee, WA. NEPA had trailing twelve month sales of $25 million.
MSR Forest Products, LLC (“MSR”)	May 16, 2012	$3,208 (asset purchase)	$1,164	$2,044	Eastern Division	Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. MSR had annual sales of $10 million.

The intangible assets for each of the acquisitions were finalized and allocated to their respective identifiable intangible asset and goodwill accounts during 2013.  This resulted in a $1.4 million reclassification from goodwill to amortizable intangible asset accounts.

At December 28, 2013, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-Compete Agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Premier Laminating	$250	-	-	-
Millry	50	-	-	-
Custom Caseworks	220	$620	$1,160	$1,160
Nepa	330	-	1,020	1,020
MSR	-	-	1,164	1,164

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2013 and 2012 are not presented.